Distribution Date:	05/12/26	DBJPM 2016-C1 Mortgage Trust
Determination Date:	05/06/26
Next Distribution Date:	06/12/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20-21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
		Controlling Class	Eightfold Real Estate Capital, L.P.
Interest Shortfall Detail - Collateral Level	25	Representative
Supplemental Notes	26		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23312LAN8	1.676000%	28,858,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	23312LAP3	2.691000%	35,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	23312LAQ1	3.038000%	46,052,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A	23312LAR9	3.015000%	140,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3B	23312LAA6	3.015000%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	23312LAS7	3.276000%	247,714,000.00	18,193,114.40	18,193,114.40	49,667.20	0.00	0.00	18,242,781.60	0.00	0.00%	30.00%
A-M	23312LAT5	3.539000%	64,420,000.00	64,420,000.00	36,205,653.11	189,985.32	0.00	0.00	36,395,638.43	28,214,346.89	84.64%	22.13%
B	23312LAU2	4.195000%	50,105,000.00	50,105,000.00	0.00	0.00	0.00	0.00	0.00	50,105,000.00	57.37%	16.00%
C	23312LAV0	3.298289%	35,789,000.00	35,789,000.00	0.00	0.00	0.00	0.00	0.00	35,789,000.00	37.89%	11.63%
D	23312LAG3	3.298289%	38,856,000.00	38,856,000.00	0.00	0.00	0.00	0.00	0.00	38,856,000.00	16.75%	6.88%
E	23312LAH1	3.250000%	17,384,000.00	17,384,000.00	0.00	0.00	0.00	0.00	0.00	17,384,000.00	7.29%	4.75%
F	23312LAJ7	3.250000%	8,180,000.00	8,180,000.00	0.00	0.00	0.00	0.00	0.00	8,180,000.00	2.83%	3.75%
G*	23312LAK4	3.250000%	8,180,000.00	6,795,506.57	0.00	0.00	0.00	1,589,979.83	0.00	5,205,526.74	0.00%	2.75%
H	23312LAL2	3.250000%	22,496,828.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	23312LAM0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			818,034,828.00	239,722,620.97	54,398,767.51	239,652.52	0.00	1,589,979.83	54,638,420.03	183,733,873.63

X-A	23312LAW8	1.067207%	637,044,000.00	82,613,114.40	0.00	73,471.05	0.00	0.00	73,471.05	28,214,346.89
X-B	23312LAB4	0.726917%	85,894,000.00	85,894,000.00	0.00	52,031.48	0.00	0.00	52,031.48	85,894,000.00
X-C	23312LAC2	1.250000%	38,856,000.00	38,856,000.00	0.00	40,475.00	0.00	0.00	40,475.00	38,856,000.00
X-D	23312LAD0	1.298289%	17,384,000.00	17,384,000.00	0.00	18,807.87	0.00	0.00	18,807.87	17,384,000.00
X-E	23312LAE8	1.298289%	16,360,000.00	14,975,506.57	0.00	16,202.11	0.00	0.00	16,202.11	13,385,526.74
X-F	23312LAF5	4.548289%	22,496,828.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			818,034,828.00	239,722,620.97	0.00	200,987.51	0.00	0.00	200,987.51	183,733,873.63

Deal Distribution Total					54,398,767.51	440,640.03	0.00	1,589,979.83	54,839,407.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312LAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312LAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	23312LAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A	23312LAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3B	23312LAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	23312LAS7	73.44402981	73.44402981	0.20050219	0.00000000	0.00000000	0.00000000	0.00000000	73.64453200	0.00000000
A-M	23312LAT5	1,000.00000000	562.02504052	2.94916672	0.00000000	0.00000000	0.00000000	0.00000000	564.97420723	437.97495948
B	23312LAU2	1,000.00000000	0.00000000	0.00000000	3.49583335	3.49583335	0.00000000	0.00000000	0.00000000	1,000.00000000
C	23312LAV0	1,000.00000000	0.00000000	0.00000000	2.74857386	2.74857386	0.00000000	0.00000000	0.00000000	1,000.00000000
D	23312LAG3	1,000.00000000	0.00000000	0.00000000	2.74857371	13.31682288	0.00000000	0.00000000	0.00000000	1,000.00000000
E	23312LAH1	1,000.00000000	0.00000000	0.00000000	2.70833353	53.32804993	0.00000000	0.00000000	0.00000000	1,000.00000000
F	23312LAJ7	1,000.00000000	0.00000000	0.00000000	2.70833374	70.41667726	0.00000000	0.00000000	0.00000000	1,000.00000000
G	23312LAK4	830.74652445	0.00000000	0.00000000	2.24993888	68.39363936	0.00000000	194.37406235	0.00000000	636.37246210
H	23312LAL2	0.00000000	0.00000000	0.00000000	0.00000000	86.67768363	0.00000000	0.00000000	0.00000000	0.00000000
R	23312LAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312LAW8	129.68195980	0.00000000	0.11533120	0.00000000	0.00000000	0.00000000	0.00000000	0.11533120	44.28947905
X-B	23312LAB4	1,000.00000000	0.00000000	0.60576385	0.00000000	0.00000000	0.00000000	0.00000000	0.60576385	1,000.00000000
X-C	23312LAC2	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000
X-D	23312LAD0	1,000.00000000	0.00000000	1.08190693	0.00000000	0.00000000	0.00000000	0.00000000	1.08190693	1,000.00000000
X-E	23312LAE8	915.37326222	0.00000000	0.99034902	0.00000000	0.00000000	0.00000000	0.00000000	0.99034902	818.18623105
X-F	23312LAF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/26 - 04/30/26	30	0.00	49,667.20	0.00	49,667.20	0.00	0.00	0.00	49,667.20	0.00
X-A	04/01/26 - 04/30/26	30	0.00	73,471.05	0.00	73,471.05	0.00	0.00	0.00	73,471.05	0.00
X-B	04/01/26 - 04/30/26	30	0.00	52,031.48	0.00	52,031.48	0.00	0.00	0.00	52,031.48	0.00
X-C	04/01/26 - 04/30/26	30	0.00	40,475.00	0.00	40,475.00	0.00	0.00	0.00	40,475.00	0.00
X-D	04/01/26 - 04/30/26	30	0.00	18,807.87	0.00	18,807.87	0.00	0.00	0.00	18,807.87	0.00
X-E	04/01/26 - 04/30/26	30	0.00	16,202.11	0.00	16,202.11	0.00	0.00	0.00	16,202.11	0.00
X-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	04/01/26 - 04/30/26	30	0.00	189,985.32	0.00	189,985.32	0.00	0.00	0.00	189,985.32	0.00
B	04/01/26 - 04/30/26	30	0.00	175,158.73	0.00	175,158.73	175,158.73	0.00	0.00	0.00	175,158.73
C	04/01/26 - 04/30/26	30	0.00	98,368.71	0.00	98,368.71	98,368.71	0.00	0.00	0.00	98,368.71
D	04/01/26 - 04/30/26	30	410,639.89	106,798.58	0.00	106,798.58	106,798.58	0.00	0.00	0.00	517,438.47
E	04/01/26 - 04/30/26	30	879,973.15	47,081.67	0.00	47,081.67	47,081.67	0.00	0.00	0.00	927,054.82
F	04/01/26 - 04/30/26	30	553,854.25	22,154.17	0.00	22,154.17	22,154.17	0.00	0.00	0.00	576,008.42
G	04/01/26 - 04/30/26	30	541,055.47	18,404.50	0.00	18,404.50	18,404.50	0.00	0.00	0.00	559,459.97
H	N/A	N/A	1,949,972.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,949,972.94
Totals			4,335,495.70	908,606.39	0.00	908,606.39	467,966.36	0.00	0.00	440,640.03	4,803,462.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	54,839,407.54
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	911,946.76	Master Servicing Fee	985.06
Interest Reductions due to Nonrecoverability Determination	(137,615.17)	Certificate Administrator Fee	1,248.31
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	99.88
ARD Interest	0.00	Operating Advisor Fee	653.77
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	774,331.59	Total Fees	3,197.03

Principal		Expenses/Reimbursements
Scheduled Principal	48,482,194.37	Reimbursement for Interest on Advances	5,800.05
Unscheduled Principal Collections		ASER Amount	35,222.88
Principal Prepayments	7,506,552.97	Special Servicing Fees (Monthly)	492,585.79
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	1,386,865.64
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	55,988,747.34	Total Expenses/Reimbursements	1,920,474.36

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	440,640.03
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	54,398,767.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	54,839,407.54
Total Funds Collected	56,763,078.93	Total Funds Distributed	56,763,078.93

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	239,722,620.97	239,722,620.97	Beginning Certificate Balance	239,722,620.97
(-) Scheduled Principal Collections	48,482,194.37	48,482,194.37	(-) Principal Distributions	54,398,767.51
(-) Unscheduled Principal Collections	7,506,552.97	7,506,552.97	(-) Realized Losses	1,589,979.83
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	1,386,865.64
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	203,114.19
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	183,733,873.63	183,733,873.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	242,991,109.67	242,991,109.67	Ending Certificate Balance	183,733,873.63
Ending Actual Collateral Balance	187,422,959.92	187,422,959.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	18,577,125.12	0.00	UC / (OC) Change	0.00
Current Period Advances	1,386,865.64	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	19,963,990.76	0.00	Net WAC Rate	4.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.39 or less	3	83,027,107.87	45.19%	(2)	4.7430	0.233528
7,500,000 to 14,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	1	21,987,612.90	11.97%	(1)	5.2400	0.602900	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	5	161,746,260.73	88.03%	(3)	4.4254	1.375212	1.55 to 1.99	1	31,096,045.20	16.92%	(5)	4.5930	1.842800
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	1	39,777,554.60	21.65%	(3)	4.2290	2.107200
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.87	1	29,833,165.96	16.24%	(3)	4.2290	2.520000
Totals	6	183,733,873.63	100.00%	(3)	4.5229	1.282789	2.88 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	183,733,873.63	100.00%	(3)	4.5229	1.282789
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Maryland	1	26,635,703.17	14.50%	(3)	4.2590	0.546700
							Lodging	1	34,403,791.80	18.72%	(2)	4.8000	(0.245000)
New York	1	21,987,612.90	11.97%	(1)	5.2400	0.602900
							Office	1	31,096,045.20	16.92%	(5)	4.5930	1.842800
Texas	2	65,499,837.00	35.65%	(3)	4.7017	0.746183
							Retail	3	118,234,036.62	64.35%	(3)	4.4238	1.475901
Virginia	1	69,610,720.55	37.89%	(3)	4.2290	2.107200
							Totals	5	183,733,873.63	100.00%	(3)	4.5229	1.282789
Totals	5	183,733,873.63	100.00%	(3)	4.5229	1.282789

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	3	96,246,423.73	52.38%	(3)	4.2373	1.803294	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	31,096,045.20	16.92%	(5)	4.5930	1.842800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	56,391,404.70	30.69%	(2)	4.9716	0.085605	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	183,733,873.63	100.00%	(3)	4.5229	1.282789	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	6	183,733,873.63	100.00%	(3)	4.5229	1.282789
								Totals	6	183,733,873.63	100.00%	(3)	4.5229	1.282789
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	115 months or less	6	183,733,873.63	100.00%	(3)	4.5229	1.282789	Interest Only	3	100,706,765.76	54.81%	(4)	4.3414	2.147846
116 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	3	83,027,107.87	45.19%	(2)	4.7430	0.233528
	Totals	6	183,733,873.63	100.00%	(3)	4.5229	1.282789	Totals	6	183,733,873.63	100.00%	(3)	4.5229	1.282789
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	29,833,165.96	16.24%	(3)	4.2290	2.520000			No outstanding loans in this group
	12 months or less	5	153,900,707.67	83.76%	(3)	4.5798	1.042959
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	183,733,873.63	100.00%	(3)	4.5229	1.282789
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A	656100513	RT	Williamsburg	VA	Actual/360	4.229%	140,379.75	55,904.76	0.00	N/A	02/06/26	02/06/29	39,833,459.36	39,777,554.60	04/06/26
2B	656100518				Actual/360	4.229%	105,284.81	41,928.57	0.00	N/A	02/06/26	02/06/29	29,875,094.53	29,833,165.96	04/06/26
4	305731004	LO	Houston	TX	Actual/360	4.800%	0.00	0.00	0.00	N/A	03/06/26	--	34,403,791.80	34,403,791.80	08/06/20
8	305731008	OF	Chatsworth	CA	Actual/360	4.780%	128,144.83	32,170,249.50	0.00	N/A	04/06/26	--	32,170,249.50	0.00	05/06/26
9	305191002	OF	Austin	TX	Actual/360	4.593%	119,020.11	0.00	0.00	N/A	12/01/25	--	31,096,045.20	31,096,045.20	05/01/26
12	656100519	RT	Hagerstown	MD	Actual/360	4.259%	94,534.55	0.00	0.00	N/A	02/06/26	--	26,635,703.17	26,635,703.17	01/06/26
14	305731014	RT	Brooklyn	NY	Actual/360	5.240%	96,233.04	50,488.43	0.00	N/A	04/06/26	--	22,038,101.33	21,987,612.90	04/06/26
19	656120505	RT	Burlington	WA	Actual/360	4.530%	60,947.97	16,145,157.26	0.00	N/A	04/06/26	--	16,145,157.26	0.00	05/06/26
24	305731024	RT	Sugarcreek Township OH		Actual/360	4.750%	29,786.53	7,525,018.82	0.00	N/A	03/01/26	--	7,525,018.82	0.00	05/01/26
Totals							774,331.59	55,988,747.34	0.00				239,722,620.97	183,733,873.63
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A	17,863,921.00	0.00	--	--	05/06/26	7,474,607.17	0.00	196,118.54	196,118.54	0.00	0.00
2B	0.00	0.00	--	--	05/06/26	5,605,955.38	0.00	147,088.90	147,088.90	0.00	0.00
4	(89,545.00)	0.00	--	--	04/06/26	22,663,907.92	881,533.19	0.00	0.00	0.00	1,386,865.64
8	5,099,747.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	15,436,030.39	13,272,148.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,501,900.00	1,755,005.00	01/01/25	09/30/25	05/06/26	9,935,933.26	942,492.37	59,038.65	339,635.38	0.00	0.00
14	1,154,751.35	0.00	--	--	11/08/21	0.00	0.00	146,629.64	146,629.64	0.00	0.00
19	2,570,384.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,285,115.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	46,822,305.09	15,027,153.00				45,680,403.73	1,824,025.56	548,875.73	829,472.46	0.00	1,386,865.64

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
24	305731024	7,506,552.97	Disposition	0.00	0.00
Totals		7,506,552.97		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,506,552.97	4.522860%	4.255921%	(3)
04/10/26	0	0.00	1	29,875,094.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.565010%	4.348675%	(1)
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	69,797,873.13	0	0.00	1	3,621,181.68	4.572736%	4.396217%	0
02/12/26	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	0	0.00	1	903,954.80	0	0.00	4.578171%	4.429254%	1
01/12/26	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	1	32,000,000.00	0	0.00	1	20,653,709.87	4.438973%	4.337797%	1
12/12/25	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	0	0.00	0	0.00	3	94,528,668.91	4.513413%	4.413454%	2
11/13/25	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	0	0.00	0	0.00	2	6,386,704.39	4.564508%	4.505803%	3
10/10/25	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	0	0.00	0	0.00	2	10,282,935.10	4.568591%	4.510357%	4
09/12/25	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.577622%	4.520801%	5
08/12/25	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	1	25,836,725.10	0	0.00	0	0.00	4.587203%	4.530791%	6
07/11/25	0	0.00	0	0.00	2	60,240,516.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587447%	4.542789%	7
06/12/25	0	0.00	0	0.00	2	60,296,359.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587679%	4.543025%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 26

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A	656100513	04/06/26	0	B	196,118.54	196,118.54	0.00	39,833,459.36	12/04/25	9
2B	656100518	04/06/26	0	B	147,088.90	147,088.90	0.00	29,875,094.53	12/04/25	9
4	305731004	08/06/20	68	5	0.00	0.00	22,824.00	37,944,556.33	11/05/20	13
12	656100519	01/06/26	3	5	59,038.65	339,635.38	0.00	26,635,703.17	02/10/26	13
14	305731014	04/06/26	0	5	146,629.64	146,629.64	0.00	22,038,101.33	03/31/26	1
Totals					548,875.73	829,472.46	22,824.00	156,326,914.72
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		114,123,153	31,096,045	83,027,108		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		69,610,721	69,610,721	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	183,733,874	122,694,379	0	0	61,039,495	0
Apr-26	239,722,621	70,929,505	48,315,407	59,438,215	61,039,495	0
Mar-26	258,878,322	120,498,534	0	7,542,421	130,837,368	0
Feb-26	262,938,639	128,270,042	0	0	134,668,596	0
Jan-26	407,309,607	324,654,886	0	0	82,654,721	0
Dec-25	497,973,981	415,288,109	0	0	82,685,872	0
Nov-25	619,357,077	584,953,285	0	0	34,403,792	0
Oct-25	626,358,155	591,954,364	0	0	34,403,792	0
Sep-25	654,485,076	620,081,285	0	0	34,403,792	0
Aug-25	681,859,799	647,456,007	0	0	34,403,792	0
Jul-25	682,578,779	622,338,262	0	0	60,240,517	0
Jun-25	683,399,357	623,102,997	0	0	60,296,360	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A	656100513	39,777,554.60	39,833,459.36	167,000,000.00	01/09/26	16,715,724.00	2.10720	12/31/25	02/06/26	I/O
2B	656100518	29,833,165.96	29,875,094.53	167,000,000.00	01/09/26	9,068,946.00	2.52000	07/31/15	02/06/26	I/O
4	305731004	34,403,791.80	37,944,556.33	14,500,000.00	02/13/26	(629,452.00)	(0.24500)	12/31/25	03/06/26	237
9	305191002	31,096,045.20	31,096,045.20	107,000,000.00	10/29/25	11,392,119.00	1.84280	09/30/25	12/01/25	I/O
12	656100519	26,635,703.17	26,635,703.17	18,400,000.00	11/20/25	1,207,313.75	0.54670	09/30/25	02/06/26	238
14	305731014	21,987,612.90	22,038,101.33	49,000,000.00	03/10/21	1,061,545.35	0.60290	12/31/25	04/06/26	238
24	305731024	0.00	-	17,300,000.00	12/10/15	1,219,317.84	2.10570	12/31/25	03/01/26	237
Totals		183,733,873.63	187,422,959.92	540,200,000.00		40,035,513.94

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A	656100513	RT	VA	12/04/25	9

5/1/26: Loan transferred to special servicing on 12/8/25 due to imminent default after the borrower provided notice of its inability to payoff the loan on the 2/6/26 maturity date. The borrower executed a PNA and requested a loan modification to allo w additional time to payoff the debt. A modification closed that extended the maturity date to 2/6/29, payments were adjusted to amortizing, and the loan will be in a cash trap. The borrower funded all costs & expenses to close the transaction with new equity. The loan is secured by a 10-building outlet shopping center, containing 517,000 sf that was constructed in 1988 and renovated in 2005. The property includes national tenants Nike, Polo Ralph Lauren, Michael

	Kors, Coach, and a Food Lion grocer. Midland plans to return the loan to Master Servicing as soon as all amounts due for May 2026 are posted.

2B	656100518	Various	Various	12/04/25	9

5/1/26: Loan transferred to special servicing on 12/8/25 due to imminent default after the borrower provided notice of its inability to payoff the loan on the 2/6/26 maturity date. The borrower executed a PNA and requested a loan modification to allo w additional time to payoff the debt. A modification closed that extended the maturity date to 2/6/29, payments were adjusted to amortizing, and the loan will be in a cash trap. The borrower funded all costs & expenses to close the transaction with new equity. The loan is secured by a 10-building outlet shopping center, containing 517,000 sf that was constructed in 1988 and renovated in 2005. The property includes national tenants Nike, Polo Ralph Lauren, Michael

	Kors, Coach, and a Food Lion grocer. Midland plans to return the loan to Master Servicing as soon as all amounts due for May 2026 are posted.

4	305731004	LO	TX	11/05/20	13

5.1.2026: Loan transferred to special servicing 11/5/2020 for default of its 09/06/2020 payment. Cash flow was not sufficient to support operations or debt service and the Borrower indicated that it was not willing to fund shortfalls going forward.

Borrower paid Marriott franchise fees current, satisfied mechanic's lien, and consented to appointment of a receiver in exchange for release of obligations. GF Hotels was appointed as Receiver on 4/20/2021 and has stabilized operations so that cash flow is now able to cover most operating expenses but not loan payments. The property was listed for sale on 1/31/2025 via Ten-X auction platform with auction completed on 3/19/2025. The winning bidder for $14,750k signed the

	PSA and the court has approved the sale. The purchaser was expected to originally close by June 2025 but failed to do so. The Receiver expects to remarket the hotel for sale in late 2Q/early 3Q 2025.

9	305191002	OF	TX	07/30/25	1

Special servicer is monitoring the loan and borrower's leasing activity, which has included an extension of HP INC. (89k SF), among other new leases and extensions. The loan is expected to be returned to the master servicer in 10/2026 while

	Special Servic er continues to monitor leasing activity.

12	656100519	RT	MD	02/10/26	13

Loan transferred as Specially Serviced on 02/12/2026 due to maturity default. The collateral consists of a 10 building open-air outlet shopping center, originally built in 1998, totaling 486K SF, and located along I-70 in Hagerstown, MD. The propert y is anchored by Tim's Furniture Mart (14% NRA), and features other major tenants such as Gap Outlet, Polo Ralph Lauren, and The North Face. Special Servicer will continue to discuss alternatives to foreclosure with the Borrower

	while simultaneously pursuing legal remedies.

14	305731014	RT	NY	03/31/26	1

4/30/2026: Loan transferred to Special Servicing on 3/31/26 for imminent maturity default after the borrower informed the Master Servicer of its inability to payoff the loan on the 4/6/26 maturity date. Loan is secured by a 78,324 sf, 14-screen movie theater and adjacent parking deck in Brooklyn, NY. Property is 100% leased to Regal Cinemas, which underwent a significant renovation that was completed in January 2026 at a reported cost of $8.4MM. The borrower reports refinance lenders require sa les history post-renovation to obtain a new loan. The borrower requested an extension to provide time to be able to report sufficient sales history to refinance the loan. Discussions with the borrower are ongoing.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	305731024	RT	OH	03/10/26	11
Special Servicer comments were not provided, as this is no longer an active loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A	656100513	40,000,000.00	4.22900%	39,884,498.93	4.22900%	8	01/30/26	02/06/26	--
2B	656100518	30,000,000.00	4.22900%	29,913,374.20	4.22900%	8	01/30/26	02/06/26	--
6A	656120485	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6A	656120485	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6A	656120485	18,518,974.96	4.69000%	18,518,974.96	4.69000%	8	07/05/19	07/06/19	06/21/19
6A	656120485	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6B	656120486	9,259,487.49	4.69000%	9,259,487.49	4.69000%	8	07/05/19	07/06/19	06/24/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6C	656120507	9,259,487.49	4.69000%	9,259,487.49	4.69000%	8	07/05/19	07/06/19	06/24/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
9	305191002	0.00	4.59300%	0.00	4.59300%	10	12/26/25	12/26/25	--
12	656100519	0.00	4.25900%	0.00	4.25900%	8	08/28/20	05/01/20	--
12	656100519	0.00	4.25900%	0.00	4.25900%	8	12/11/20	05/01/20	08/28/20
12	656100519	0.00	4.25900%	0.00	4.25900%	9	07/02/25	06/06/25	12/11/20
15	305731015	0.00	5.00000%	0.00	5.00000%	10	06/01/20	06/01/20	06/08/20
15	305731015	23,207,769.40	5.00000%	23,207,769.40	5.00000%	10	06/08/20	06/01/20	06/01/20
Totals		70,000,000.00		69,797,873.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	305731024 05/12/26	7,525,018.82	17,300,000.00	7,784,843.74	208,566.40	7,784,843.74	7,576,277.34	0.00	0.00	0.00	0.00	0.00%
26	305731026 01/12/22	7,550,252.32	4,900,000.00	4,483,072.10	2,316,952.25	4,483,072.10	2,166,119.85	5,384,132.47	0.00	79,935.99	5,304,196.48	67.14%
32	656120490 03/12/26	3,629,101.14	5,470,000.00	3,724,457.50	95,356.36	3,724,457.50	3,629,101.14	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		7,525,018.82	17,300,000.00	7,784,843.74	208,566.40	7,784,843.74	7,576,277.34	0.00	0.00	0.00	0.00
Cumulative Totals		18,704,372.28	27,670,000.00	15,992,373.34	2,620,875.01	15,992,373.34	13,371,498.33	5,384,132.47	0.00	79,935.99	5,304,196.48

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/12/26	203,114.19	0.00	0.00	0.00	0.00	203,114.19	0.00	0.00	203,114.19
24	305731024	05/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	305731026	09/12/22	0.00	0.00	5,304,196.48	0.00	0.00	(79,935.99)	0.00	0.00	5,304,196.48
		01/12/22	0.00	0.00	5,384,132.47	0.00	0.00	5,384,132.47	0.00	0.00
32	656120490	03/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			203,114.19	0.00	0.00	0.00	0.00	203,114.19	0.00	0.00	203,114.19
Cumulative Totals			203,114.19	0.00	5,304,196.48	0.00	0.00	5,507,310.67	0.00	0.00	5,507,310.67

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A	0.00	0.00	530.70	0.00	0.00	0.00	0.00	0.00	2,360.17	0.00	0.00	0.00
2B	0.00	0.00	398.03	0.00	0.00	0.00	0.00	0.00	2,266.56	0.00	0.00	0.00
4	0.00	0.00	481,748.78	0.00	0.00	0.00	0.00	137,615.17	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	755.17	0.00	0.00	0.00
12	0.00	0.00	5,549.10	0.00	0.00	35,222.88	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,511.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	418.15	0.00	0.00	0.00
24	0.00	0.00	(1,152.31)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	492,585.79	0.00	0.00	35,222.88	0.00	137,615.17	5,800.05	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		671,223.89

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26